Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 203
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies

2	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP") and are presented on the accrual basis of accounting.
Accounting Estimates
The preparation of the financial statements and any supplemental information in conformity with U.S. GAAP requires the Plan Administrator to make estimates and assumptions that affect the reported amounts of net assets available for benefits and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of changes in net assets available for benefits during the reporting period. Actual results could differ from those estimates.
Risks and Uncertainties
The Plan has investments in a variety of investment funds that, in general, are exposed to various risks, such as interest rate and credit risk, as well as overall market volatility. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the values of the investments will occur in the near term and that such changes could materially affect the value of the Participants' account balances and the amounts reported in the financial statements.
Valuation of Investments and Income Recognition
The Plan's investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. Refer to Note 3, Fair Value Measurement, for additional information regarding the fair value measurements of the Plan's investments. Purchases and sales of all investments are recorded on a trade-date basis. Net appreciation, or depreciation, includes the Plan's gains, or losses, respectively, on investments bought and sold, as well as held during the year and is reflected in the financial statements. Interest is recorded on an accrual basis. Dividends are recorded on the ex-dividend date.
Concentrations of Risk
As of December 31, 2025 and 2024, approximately 13 percent and 16 percent of the investments of the Plan, respectively, were invested in Common Stock. As a result of this concentration, net assets available for benefits are particularly sensitive to changes in the fair value of investments in Common Stock. The underlying value of the Common Stock is entirely dependent upon the performance of the Company and the market’s evaluation of such performance and other factors.
Notes Receivable from Participants
In general, the Plan does not permit loans to Participants from their individual accounts. However, outstanding Participant loans transferred into the Plan as a result of a plan merger with, and into, the Plan remain outstanding in accordance with the existing terms of the promissory notes and plan loan policies in effect immediately before the merger. Participant loans are recorded as notes receivable from participants on the financial statements. Such Participant loans are valued at the unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis and related fees are recorded as administrative expense when incurred. No allowance for current expected credit losses has been recorded on the outstanding Participant loan balance as of December 31, 2025 or 2024.
Indirect Investments in Fully Benefit-Responsive Investment Contracts
The Plan indirectly invests in fully benefit-responsive investment contracts and security-backed contracts through the Plan's investment in the Vanguard Retirement Savings Trust IV, held as of December 31, 2025 and 2024. An investment contract is a contract issued by a financial institution to provide a consistent return to the buyer of the contract for a specified period of time. A security-backed contract has similar characteristics as a traditional investment contract and is comprised of two parts: the first part is a fixed-income security or portfolio of fixed-income securities; the second part is a contract value guarantee provided by a third party. Investments in the Vanguard Retirement Savings Trust IV were recorded at a fair value of $35.7 million and $43.1 million as of December 31, 2025 and 2024, respectively. Investments in the Vanguard Retirement Savings Trust IV are categorized as common collective trust funds for the years ended December 31, 2025 and 2024 in Note 3, Fair Value Measurement. The yield earned by the Vanguard Retirement Savings Trust IV was approximately three percent as of December 31, 2025 and 2024.
Administrative Expenses
Administrative costs of the Plan are shared by the Company and Participants, depending upon the type of administrative cost, and are recorded when the expense has been incurred. Investment management fees are netted against investment income.